Offerings	Jan. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering Note	(1) Omitted pursuant to Form S-3 General Instruction II.E. Includes rights to acquire common stock or preferred stock of the Phathom Pharmaceuticals, Inc. (the "Registrant") under any shareholder rights plan then in effect, if applicable under the terms of any such plan. (2) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Common Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering Note	(1) Omitted pursuant to Form S-3 General Instruction II.E. Includes rights to acquire common stock or preferred stock of the Phathom Pharmaceuticals, Inc. (the "Registrant") under any shareholder rights plan then in effect, if applicable under the terms of any such plan. (2) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Common Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) Omitted pursuant to Form S-3 General Instruction II.E. Includes rights to acquire common stock or preferred stock of the Phathom Pharmaceuticals, Inc. (the "Registrant") under any shareholder rights plan then in effect, if applicable under the terms of any such plan. (2) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Common Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) Omitted pursuant to Form S-3 General Instruction II.E. Includes rights to acquire common stock or preferred stock of the Phathom Pharmaceuticals, Inc. (the "Registrant") under any shareholder rights plan then in effect, if applicable under the terms of any such plan. (2) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Common Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) Omitted pursuant to Form S-3 General Instruction II.E. Includes rights to acquire common stock or preferred stock of the Phathom Pharmaceuticals, Inc. (the "Registrant") under any shareholder rights plan then in effect, if applicable under the terms of any such plan. (2) An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Common Stock is being registered as may be issued from time to time upon conversion of any Debt Securities that are convertible into Common Stock or pursuant to any anti-dilution adjustments with respect to any such convertible Debt Securities. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	5,827,416
Maximum Aggregate Offering Price	$ 228,434,707.20
Carry Forward Form Type	S-3
Carry Forward File Number	333-275431
Carry Forward Initial Effective Date	Nov. 17, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	The Registrant previously registered securities having an aggregate offering price of up to $500,000,000 pursuant to a Registration Statement on Form S-3 (Registration No. 333-275431) (the "Prior Registration Statement"), filed with the Securities and Exchange Commission on November 9, 2023 and declared effective on November 17, 2023. In connection with the filing of the Prior Registration Statement, the Registrant made a contemporaneous registration fee payment with respect to the accompanying resale prospectus (the "Prior Resale Prospectus") registering the resale of up to 5,827,416 shares held by the selling stockholder named therein, all of which remain unsold under the Prior Registration Statement as of the date of this registration statement. The Prior Resale Prospectus will be terminated as of the date of this Registration Statement on Form S-3. Pursuant to Rule 457(p), $24,922.25 of the registration fee previously paid in connection with the Prior Resale Prospectus under the Prior Registration Statement will be applied to the fees payable pursuant to this registration statement.